Summary of significant accounting policies - Property and equipment, Long-lived assets (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Property and Equipment
Long-lived asset impairments recorded	$ 0
Furniture And Fixtures | Maximum
Property and Equipment
Estimated useful life	7 years
Furniture And Fixtures | Minimum
Property and Equipment
Estimated useful life	5 years
Leasehold Improvements
Property and Equipment
Estimated useful life	40 years
Equipment | Maximum
Property and Equipment
Estimated useful life	7 years
Equipment | Minimum
Property and Equipment
Estimated useful life	5 years
Office Equipment | Maximum
Property and Equipment
Estimated useful life	7 years
Office Equipment | Minimum
Property and Equipment
Estimated useful life	5 years